Borrowings - Advisor Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Debt Instrument [Line Items]
Interest payable	$ 0	$ 26
Advisor Notes
Debt Instrument [Line Items]
Convertible notes agreed to be issued to certain of advisors per month	$ 10
Per-share dollar value for purposes of determining the number of shares to be issued to Service Provider	$ 7.79
Number of days within which equity compensation was issued after the expiration or termination of the Services or Agreement	60 days
Notes issued	$ 45